Note 10 - Other Income	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of other operating income [text block]
10
       Other income

	2018	2017	2016

Government grant – Gold sale export incentive	6,482	2,446	1,104
Eersteling rock dump sale	217	—	—
Greenstone Provident Fund pay-out	363	—	—
Other	39	148	226
	7,101	2,594	1,330

Government grant – Gold sale export incentive

From
May, 2016
the Reserve Bank of Zimbabwe announced an export credit incentive on the gold proceeds received for all large scale gold mine producers. On
January 1, 2018
the export credit incentive decreased from
3,5%
to
2,5%
and on
February 1, 2018,
increased to
10%.
All incentives granted by the Zimbabwean government were included in other income when determined receivable. All receipts were received in Blanket

Mine’s RTGS$ account. In the monetary policy statement issued on
February 20, 2019
the RBZ announced the cancellation of the ECI.

Eersteling rock dump sale

On
May 31, 2018
the Group entered into an agreement with SH Minerals to sell two
Eersteling rock dumps. The
two
rock dumps were sold for ZAR
1
million (
$79
) and ZAR
2
million (
$138
) each and were fully received as at
December 31, 2018.

Greenstone Provident Fund pay-out

The Greenstone Provident Fund (the “Fund”) was established with the aim to provide pension benefits to employees of mines previously owned by Caledonia Mining South Africa Proprietary Limited. A surplus remained in the Fund after all members were retrenched or terminated in
1997
when the mines were closed. The Financial Services Board in South Africa appointed a tribunal that liquidated the Fund and concluded that the surplus of ZAR
4,8
million (
$363
) that remained in the Fund to be paid out to the former employer. On
October 15, 2018
the surplus was paid out to Caledonia Mining South Africa Proprietary Limited.